Share-Based Compensation	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
11.
SHARE-BASED COMPENSATION

Compensation expenses recognized for share-based compensation granted by the Company were as follows:

	For the six months ended June 30,
	2025	2026
	US$	US$
Cost of revenues	15,689	(11,100)
Selling and marketing expenses	179,907	21,165
Research and development expenses	223,152	76,570
General and administrative expenses	2,424,953	654,871
Total	2,843,701	741,506

(a) 2023 Share Incentive Plan II

On December 23, 2024, the Company adopted the 2023 Share Incentive Plan II (the “2023 Plan II”). Pursuant to the 2023 Plan II, restricted shares units were granted to its directors, certain employees and non-employee consultants of the Group as approved by the administrator appointed by the board of directors. Shares granted under the 2023 Plan II are generally subject to only service condition but with multiple vesting schedules.

The fair value of each restricted share units granted is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

The following table summarizes activities of the Company’s restricted shares units granted under the 2023 Plan II:

	Number of ADS Outstanding (a)	Weighted Average Grant Date Fair Value (Per ADS) (a)
		US$
Unvested as of December 31, 2025	58,228	32.40
Vested	(12,281)	40.80
Forfeited	(4,343)	33.00
Unvested as of June 30, 2026	41,604	29.80
(a)
The number of restricted share units (expressed in ADSs) and the related weighted-average grant date fair value per ADS presented in the tables above have been retrospectively adjusted for all periods presented to reflect the change in the ADS ratio from one ADS representing 40 Class A ordinary shares to one ADS representing 800 Class A ordinary shares, which had the same effect as a one-for-twenty (20) reverse ADS split and became effective on August 21, 2026 (see Note 18).

For the six months ended June 30, 2025 and 2026, total share-based compensation expenses recognized for the restricted shares units granted under the 2023 Plan II were US$2,843,701 and US$312,818, respectively.

As of December 31, 2025 and June 30, 2026, there were US$935,641 and US$462,001 of unrecognized share-based compensation expenses related to the restricted share units granted under the 2023 Plan II. Such unrecognized expenses are expected to be recognized over a weighted-average period of 1.26 years and 1.07 years as of December 31, 2025 and June 30, 2026, respectively.

Effective as of March 9, 2026, the Company terminated the 2023 Plan II and ceased making awards thereunder. All awards previously granted under the 2023 Plan II remain outstanding and continue to be governed by its terms and applicable award agreements.

(b) 2026 Share Incentive Plan

On March 9, 2026, the Company adopted the 2026 Share Incentive Plan (the “2026 Plan”), under which the Company reserved 1,492,028,626 shares to motivate employees, nonemployee directors and consultants. Shares granted to officers under the 2026 Plan are generally subject to only service condition but with multiple vesting schedules.

The fair value of each restricted share units granted is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

The following table summarizes activities of the Company’s restricted shares units granted under the 2026 Plan:

	Number of ADS Outstanding (a)	Weighted Average Grant Date Fair Value (Per ADS) (a)
		US$
Unvested as of December 31, 2025	—	—
Granted	22,808	21.00
Vested	(20,808)	20.20
Unvested as of June 30, 2026	2,000	28.20

(a)
The number of restricted share units (expressed in ADSs) and the related weighted-average grant date fair value per ADS presented in the tables above have been retrospectively adjusted for all periods presented to reflect the change in the ADS ratio from one ADS representing 40 Class A ordinary shares to one ADS representing 800 Class A ordinary shares, which had the same effect as a one-for-twenty (20) reverse ADS split and became effective on August 21, 2026 (see Note 18).

For the six months ended June 30, 2025 and 2026, total share-based compensation expenses recognized for the restricted shares units granted under the 2026 Plan were nil and US$428,688, respectively.

As of June 30, 2026, there were US$48,035 of unrecognized share-based compensation expenses related to the restricted share units granted under the 2026 Plan. Such unrecognized expenses are expected to be recognized over a weighted-average period of 2.22 years as of June 30, 2026.